Thrivent Money Market Fund Annual Fund Operating Expenses - Thrivent Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.32%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.32%

[1]	The Adviser has contractually agreed, through at least February 28, 2027, to waive a portion of the management fees associated with the Class A shares of the Thrivent Money Market Fund equal in the aggregate to 0.04% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.